Hire purchase liabilities (Details Narrative)	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Hire purchase obligations interest rates		4.55%		4.55%
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Hire purchase obligations interest rates	4.55%		4.55%